EMPLOYEE BENEFIT PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011
Stock option activity
Outstanding at the beginning of the period (in shares)	33,993,572
Granted (in shares)	1,760,000
Exercised (in shares)	(2,409,980)	(1,794,216)
Forfeited/Expired (in shares)	(308,383)
Outstanding at the end of the period (in shares)	33,035,209
Vested and expected to vest at the end of the period (in shares)	33,001,354
Exercisable at the end of the period (in shares)	31,107,224
Weighted Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 6.26
Granted (in dollars per share)	$ 5.65
Exercised (in dollars per share)	$ 1.91
Forfeited/Expired (in dollars per share)	$ 5.67
Outstanding at the end of the period (in dollars per share)	$ 6.55
Vested and expected to vest at the end of the period (in dollars per share)	$ 6.55
Exercisable at the end of the period (in dollars per share)	$ 6.62
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 60
Vested and expected to vest at the end of the period	60
Exercisable at the end of the period	60
Weighted Average Remaining Life
Outstanding at the end of the period (in years)	5.1
Vested and expected to vest at the end of the period (in years)	5.1
Exercisable at the end of the period (in years)	4.9
Other Disclosures
Aggregate Intrinsic Value of awards exercised	9	10
Unrecognized compensation costs	$ 5
Period for recognition of unrecognized compensation costs (in years)	2.6
Top Employees
Other Disclosures
Weighted average estimated fair value of awards granted (in dollars per share)	$ 2.99
Number of top employees to whom awards granted	11
Assumptions used to calculate fair value of awards granted to top eleven employees
Expected volatility (as a percent)	52.00%
Expected dividend yield (as a percent)	0.00%
Expected life (in years)	6.9
Expected forfeiture rate (as a percent)	2.00%
Risk-free interest rate (as a percent)	1.41%
Early exercise threshold gain (as a percent)	70.00%
Early exercise rate, gain (as a percent)	20.00%